Segmented information	6 Months Ended
Apr. 30, 2025
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Segmented information
Note 15. Segmented information
CIBC has four strategic business units (SBUs) – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, services and solutions through banking centres, as well as mobile and online channels, to help make their ambitions a reality.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada, as well as an online brokerage platform to retail customers and asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides tailored, relationship-oriented banking and wealth management solutions across the U.S., focusing on middle-market and mid-corporate companies, entrepreneurs, high-net-worth individuals and families, as well as operating personal and small business banking services in six U.S. markets.
Capital Markets provides integrated global markets products and services, investment banking and corporate banking solutions, and top-ranked research to our clients around the world. Leveraging the capabilities of our differentiated platform, Capital Markets also delivers multi-currency payments and innovative solutions for clients across our bank.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, and Finance, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. Corporate and Other also includes the results of CIBC Caribbean and other portfolio investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
External reporting changes were made in the first quarter of 2025, which affected the results of our SBUs. See the shaded section in “MD&A – External reporting changes” for additional details.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2025	Net interest income	$2,272	$707	$536	$171	$102	$3,788
Apr. 30	Non-interest income (1)	587	933	233	1,374	107	3,234
	Total revenue	2,859	1,640	769	1,545	209	7,022
	Provision for credit losses	389	54	123	34	5	605
	Amortization and impairment (2)	57	–	25	–	199	281
	Other non-interest expenses	1,421	833	416	719	149	3,538
	Income (loss) before income taxes	992	753	205	792	(144)	2,598
	Income taxes	258	204	32	226	(129)	591
	Net income (loss)	$734	$549	$173	$566	$(15)	$2,007
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$9	$9
	Equity shareholders	734	549	173	566	(24)	1,998
	Average assets (3)(4)	$337,350	$102,709	$65,820	$370,517	$219,610	$1,096,006
2025	Net interest income	$2,326	$718	$562	$70	$125	$3,801
Jan. 31 (5)	Non-interest income (1)	597	985	285	1,504	109	3,480
	Total revenue	2,923	1,703	847	1,574	234	7,281
	Provision for credit losses	428	39	68	21	17	573
	Amortization and impairment (2)	58	1	23	1	203	286
	Other non-interest expenses	1,402	852	447	704	187	3,592
	Income (loss) before income taxes	1,035	811	309	848	(173)	2,830
	Income taxes	270	220	53	229	(113)	659
	Net income (loss)	$765	$591	$256	$619	$(60)	$2,171
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	765	591	256	619	(68)	2,163
	Average assets (3)(4)	$338,184	$100,474	$65,791	$375,453	$218,905	$1,098,807
2024	Net interest income (6)	$2,065	$483	$458	$213	$62	$3,281
Apr. 30 (5)	Non-interest income (1)	581	973	211	1,030	88	2,883
	Total revenue (6)	2,646	1,456	669	1,243	150	6,164
	Provision for credit losses	274	37	186	12	5	514
	Amortization and impairment (2)	58	1	25	2	202	288
	Other non-interest expenses	1,347	749	375	584	158	3,213
	Income (loss) before income taxes	967	669	83	645	(215)	2,149
	Income taxes (6)	261	181	(9)	173	(206)	400
	Net income (loss)	$706	$488	$92	$472	$(9)	$1,749
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$10	$10
	Equity shareholders	706	488	92	472	(19)	1,739
	Average assets (3)(4)	$332,058	$94,554	$60,417	$304,648	$198,345	$990,022

$ millions, for the six months ended
2025	Net interest income	$4,598	$1,425	$1,098	$241	$227	$7,589
Apr. 30	Non-interest income (1)	1,184	1,918	518	2,878	216	6,714
	Total revenue	5,782	3,343	1,616	3,119	443	14,303
	Provision for credit losses	817	93	191	55	22	1,178
	Amortization and impairment (2)	115	1	48	1	402	567
	Other non-interest expenses	2,823	1,685	863	1,423	336	7,130
	Income (loss) before income taxes	2,027	1,564	514	1,640	(317)	5,428
	Income taxes	528	424	85	455	(242)	1,250
	Net income (loss)	$1,499	$1,140	$429	$1,185	$(75)	$4,178
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17
	Equity shareholders	1,499	1,140	429	1,185	(92)	4,161
	Average assets (3)(4)	$337,774	$101,573	$65,805	$373,026	$219,251	$1,097,429
2024	Net interest income (6)	$4,170	$971	$923	$354	$112	$6,530
Apr. 30 (5)	Non-interest income (1)	1,155	1,922	433	2,199	146	5,855
	Total revenue (6)	5,325	2,893	1,356	2,553	258	12,385
	Provision for (reversal of) credit losses	611	57	430	12	(11)	1,099
	Amortization and impairment (2)	116	1	48	4	395	564
	Other non-interest expenses	2,655	1,449	835	1,172	291	6,402
	Income (loss) before income taxes	1,943	1,386	43	1,365	(417)	4,320
	Income taxes (6)	523	375	(41)	371	(385)	843
	Net income (loss)	$1,420	$1,011	$84	$994	$(32)	$3,477
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$22	$22
	Equity shareholders	1,420	1,011	84	994	(54)	3,455
	Average assets (3)(4)	$332,350	$93,935	$59,778	$303,325	$196,741	$986,129
(1)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(2)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
(3)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(4)	Average balances are calculated as a weighted average of daily closing balances.
(5)	Certain prior period information has been restated for the external reporting changes noted above.
(6)
Capital Markets net interest income and income taxes include a taxable equivalent basis (TEB) adjustment of $71 million for the three months ended April 30, 2024 and $139 million for the six months ended April 30, 2024 with equivalent offsets in Corporate and Other. TEB adjustment offset is no longer applied since the third quarter of 2024 upon the enactment of Bill C-59 in June 2024, which eliminated the dividend received deduction for banks.